Net investment income (Table)	12 Months Ended
Dec. 31, 2020
6. Net investment income
Net investment income
	2020	2019	2018
	£m	£m	£m
Net (losses)/gains from financial instruments mandatorily at fair value	(50)	510	226
Net gains from disposal of debt instruments at fair value through other comprehensive income	295	502	158
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost[a]	(61)	257	38
Dividend income	37	76	91
Net (losses)/gains on other investments[b]	(208)	(214)	72
Net investment income	13	1,131	585

Notes

a Included within the 2020 balance are losses of £115m relating to the partial redemption of contingent capital notes. Included within the 2019 balance are gains of £170m relating to the sale of debt securities as part of the Group’s Treasury operations.

b Barclays has amended the presentation of the premium paid for purchased financial guarantees which are embedded in notes it issues directly to the market. From 2020 onwards, the full note coupon is presented as interest expense within net interest income. The financial guarantee element of the coupon had previously been recognised in net investment income. The reclassification into interest expense is £99m for 2020 (2019: £25m, 2018: £1m). The comparatives have not been restated.